RELATED PARTY BALANCES AND TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2019
RELATED PARTY BALANCES AND TRANSACTIONS
Schedule of Related Party Transactions

Entity of individual name	Relationship with the Group

Mr. Leaf Hua Li and his spouse	Principal shareholder and member of his immediate families
Tencent Holdings Limited and its subsidiaries(“Tencent Group”)	Principal shareholder
Individual directors and officers and their spouses	Directors or officers of the Group and members of their immediate families

(a)    Cash and cash equivalent

	As of December 31,
	2018	2019
	(HK$ in thousands)
Cash and cash equivalent	260	240

The balance represents the cash deposited by the Group in various payment channels of Tencent Group for funding marketing campaigns, of which could be withdrawn on demand.

(b)    Short-term borrowings and interest expenses

	As of December 31,
	2018	2019
	(HK$ in thousands)

Short-term borrowings	—	—

	Year ended December 31,
	2017	2018	2019
	(HK$ in thousands)

Interest expenses	3,457	17,129	—

(c)    Amounts Due to Related Parties

	As of December 31,
	2018	2019
	(HK$ in thousands)
Payable in relation to cloud equipment and services from Tencent Group	8,409	33,153
SMS channel services from Tencent Group	182	475
	8,591	33,628

(d)    Transactions with Related Parties

	Year ended December 31,
	2017	2018	2019
	(HK$ in thousands)

Equipment purchased	—	—	40,218
Cloud service fee	7,636	14,081	16,729
SMS channel service fee	1,148	1,834	1,523
Advertising expenses	—	112	682
ESOP management service income	—	202	550
	8,784	16,229	59,702